Summary of Significant Accounting Policies, Adoption of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adoption of New Accounting Pronouncements [Abstract]
HTM debt securities	$ 7,988	$ 9,226
ACL related to loans	8,767	5,269	$ 6,483
Deferred tax assets	6,306	6,266
ACL related to off-balance sheet credit	692	0
Obligations of States and Political Subdivisions [Member]
Adoption of New Accounting Pronouncements [Abstract]
HTM debt securities	7,987	9,225
Residential Real Estate Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans	2,213	681	980
Commercial Real Estate Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans	3,047	2,038	2,548
Commercial and Industrial [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans	1,275	1,293	1,571
Consumer Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans	$ 2,232	1,257	$ 1,384
Accounting Standards Update 2016-13 [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		7,431
Deferred tax assets		6,853
ACL related to off-balance sheet credit		631
Accounting Standards Update 2016-13 [Member] | Obligations of States and Political Subdivisions [Member]
Adoption of New Accounting Pronouncements [Abstract]
HTM debt securities		3
Accounting Standards Update 2016-13 [Member] | Residential Real Estate Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		2,026
Accounting Standards Update 2016-13 [Member] | Commercial Real Estate Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		2,200
Accounting Standards Update 2016-13 [Member] | Commercial and Industrial [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		1,177
Accounting Standards Update 2016-13 [Member] | Consumer Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		2,028
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accounting Standards Update 2016-13 [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		5,269
Deferred tax assets		6,266
ACL related to off-balance sheet credit		0
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accounting Standards Update 2016-13 [Member] | Obligations of States and Political Subdivisions [Member]
Adoption of New Accounting Pronouncements [Abstract]
HTM debt securities		0
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accounting Standards Update 2016-13 [Member] | Residential Real Estate Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		681
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accounting Standards Update 2016-13 [Member] | Commercial Real Estate Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		2,038
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accounting Standards Update 2016-13 [Member] | Commercial and Industrial [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		1,293
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accounting Standards Update 2016-13 [Member] | Consumer Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		1,257
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		2,162
Deferred tax assets		587
ACL related to off-balance sheet credit		631
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Obligations of States and Political Subdivisions [Member]
Adoption of New Accounting Pronouncements [Abstract]
HTM debt securities		3
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Residential Real Estate Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		1,345
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Commercial Real Estate Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		162
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Commercial and Industrial [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		(116)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Consumer Loans [Member]
Adoption of New Accounting Pronouncements [Abstract]
ACL related to loans		$ 771